Issued Capital - Summary of Common Shares Issued and Outstanding (Detail)		3 Months Ended						6 Months Ended
		Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period		452,775,834	452,775,834	452,318,526	451,281,270	451,281,270	450,863,952	451,692,192	451,692,192
Share purchase options exercised | $ / shares	[1]	$ 35.78		$ 31.17	$ 50.36		$ 28.84	$ 28.55
Restricted share units released | $ / shares	[1]	$ 0		$ 0			$ 0
Dividend reinvestment plan | $ / shares	[2]		$ 47.23			$ 44.53			$ 33.62
Share purchase options exercised	[1]	32,611	32,611	397,636	434	434	329,480	163,215	163,215
Restricted share units released	[1]	60,155	60,155	59,672			87,838
Dividend reinvestment plan	[2]	100,732	100,732		410,488	410,488		463,119	463,119
Balance, shares at end of period		452,969,332	452,969,332	452,775,834	451,692,192	451,692,192	451,281,270	452,318,526	452,318,526

[1]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
[2]	The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1% where applicable.